Other accounts receivable, net (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other accounts receivable, net
Credit cards	$ 231,260	$ 389,634
Benefits from suppliers	105,947	26,989
Other accounts receivable	87,204	189,904
Other points of sales	67,315	102,002
Cargo clients	45,201	46,600
Employees	36,287	29,681
Travel agencies and insurance commissions	16,099	76,975
Marketing services receivable	4,020	7,024
Airport services	15	42,894
Affinity credit card		49,040
Settlement receivable		2,422
Insurance claims		143
Other current accounts receivable, gross	593,348	963,308
Allowance for credit losses	(32,708)	(40,308)	$ (11,304)	$ (17,809)
Other accounts receivable, net	$ 560,640	$ 923,000